Stock Option Plans (Assumptions Used To Compute The Fair Value Of Stock Options) (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Assumptions for Black-Scholes:
Expected term in years		10 years	0 years
Volatility		128.80%	0.00%
Risk-free interest rate		2.81%	0.00%
Volatility, Minimum	118.60%
Volatility, Maximum	119.70%
Risk-free interest rate, Minimum	1.70%
Risk-free interest rate, Maximum	2.42%
Value of options granted:
Number of options granted	548,000	45,000	0
Weighted average fair value/share	$ 2.32	$ 2.00
Fair value of options granted	$ 1,268,792	$ 81,884
Minimum [Member]
Assumptions for Black-Scholes:
Expected term in years	5 years 7 months 10 days
Maximum [Member]
Assumptions for Black-Scholes:
Expected term in years	10 years